Note 10 - Intangible Assets - Components of Intangible Assets (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Balance, intangible assets		$ 802,409	$ 839,637
Balance, intangible assets			802,409	$ 839,637
Intangible assets (Note 10)		802,409	839,637	839,637
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, intangible assets		900,131
Impairment, intangible assets		(714,000)
Disposals, intangible assets	[1]	(186,131)
Balance, intangible assets			900,131
Intangible assets (Note 10)			900,131
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, intangible assets		97,722	60,494	23,266
Disposals, intangible assets	[1]	(97,722)
Balance, intangible assets			97,722	60,494
Amortization, patents and licenses			37,228	37,228
Intangible assets (Note 10)			97,722	60,494
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets		714,000	714,000
Balance, intangible assets			714,000	714,000
Intangible assets (Note 10)			714,000	714,000
Technology-based intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, intangible assets		714,000
Impairment, intangible assets		(714,000)
Disposals, intangible assets	[1]
Balance, intangible assets			714,000
Intangible assets (Note 10)			714,000
Technology-based intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, intangible assets
Disposals, intangible assets	[1]
Balance, intangible assets
Amortization, patents and licenses
Intangible assets (Note 10)
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance, intangible assets		88,409	125,637
Balance, intangible assets		0	88,409	125,637
Intangible assets (Note 10)		88,409	88,409	125,637
Customer-related intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance, intangible assets		186,131
Impairment, intangible assets
Disposals, intangible assets	[1]	(186,131)
Balance, intangible assets			186,131
Intangible assets (Note 10)			186,131
Customer-related intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance, intangible assets		97,722	60,494	23,266
Disposals, intangible assets	[1]	(97,722)
Balance, intangible assets			97,722	60,494
Amortization, patents and licenses			37,228	37,228
Intangible assets (Note 10)			$ 97,722	$ 60,494

[1]	The Company disposed of its customer relationships intangible assets and related amortization on November 8, 2019 with the sale of DenseLight (Note 23).